SCHEDULE OF OPTIONS EXERCISE PRICE AND CONTRACTUAL LIFE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	9,238,648	7,569,626	6,373,331
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	448,911	509,176	509,176
Exercise price upper range	$ 0.002	$ 0.002	$ 0.002
Weighted average of remaining contractual life	10 years 8 months 1 day	10 years 1 month 20 days	10 years 10 months 17 days
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	125,000	125,000
Exercise price upper range	$ 1.17	$ 1.17
Weighted average of remaining contractual life	18 years 10 months 28 days	19 years 10 months 28 days
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	72,990	72,990	72,990
Exercise price upper range	$ 1.21	$ 1.21	$ 1.21
Weighted average of remaining contractual life	2 years 8 months 19 days	3 years 8 months 19 days	4 years 8 months 19 days
Exercise Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	6,241,406	4,491,494	3,244,969
Exercise price upper range	$ 2.47	$ 2.47	$ 2.47
Weighted average of remaining contractual life	14 years 6 months 21 days	16 years 7 months 9 days	30 years 4 months 17 days
Exercise price lower range	$ 1.22	$ 1.22	$ 1.22
Exercise Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	538,871	538,871	559,871
Exercise price upper range	$ 3.48	$ 3.48	$ 3.48
Weighted average of remaining contractual life	10 years 11 months 1 day	11 years 11 months 1 day	12 years 11 months 15 days
Exercise price lower range	$ 3.30	$ 3.30	$ 3.30
Exercise Price Range Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	30,000	30,000	60,000
Exercise price upper range	$ 6.03	$ 6.03	$ 6.03
Weighted average of remaining contractual life	13 years 1 month 13 days	14 years 1 month 13 days	15 years 1 month 17 days
Exercise Price Range Seven [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	86,000	106,625	116,000
Exercise price upper range	$ 6.90	$ 6.90	$ 6.90
Weighted average of remaining contractual life	16 years 7 days	17 years 7 days	18 years 7 days
Exercise Price Range Eight [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	342,470	342,470	372,470
Exercise price upper range	$ 7.52	$ 7.52	$ 7.52
Weighted average of remaining contractual life	13 years 10 months 17 days	14 years 10 months 17 days	15 years 10 months 17 days
Exercise Price Range Nine [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options and RSU's outstanding at end of year	1,353,000	1,353,000	1,437,855
Exercise price upper range	$ 5.99	$ 5.99	$ 5.99
Weighted average of remaining contractual life	15 years 4 months 9 days	16 years 4 months 9 days	17 years 4 months 9 days
Exercise price lower range	$ 5.08	$ 5.08	$ 5.08